Finance Costs - Schedule of Finance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Costs [Abstract]
Interest on debts	$ 282,337	$ 210,918	$ 144,703
Interest on lease liabilities	13,815	7,712	4,923
Total finance costs	$ 296,152	$ 218,630	$ 149,626